GOODWILL AND OTHER INTANGIBLES - Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Net Carrying Amount	$ 214,027	$ 248,920
Accumulated Amortization	(478,632)	(443,840)
Dealer networks
Intangible Asset, Finite-Lived [Line Items]
Net Carrying Amount	189,958	213,458
Accumulated Amortization	(280,042)	(256,542)
Stellantis relationship
Intangible Asset, Finite-Lived [Line Items]
Net Carrying Amount	0	1,754
Accumulated Amortization	(138,750)	(136,996)
Other intangibles
Intangible Asset, Finite-Lived [Line Items]
Net Carrying Amount	24,069	33,708
Accumulated Amortization	$ (59,840)	$ (50,302)